Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ (24,347)	$ (5,594)
Total liabilities	11,645	2,640
TOTAL	(12,702)	(2,954)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	11,492	2,529
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	51	20
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	102	91
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(19,268)	(2,039)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,236)	(1,952)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,843)	(1,603)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	5,838	3,094
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	8,023	2,084
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,129)	1,962
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(56)	(952)
Change in value of hedged items for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,271	(2,649)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	24,410	5,707
Total liabilities	(11,678)	(2,681)
TOTAL	12,732	3,026
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(11,526)	(2,569)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(51)	(20)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(101)	(92)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	19,346	2,065
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	3,236	1,981
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,828	1,661
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(5,853)	(3,097)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(8,032)	(2,087)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	2,123	(1,962)
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	56	952
Change in fair value of hedging instruments for ineffectiveness measurement [Member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,271)	2,649
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	63	113
Total liabilities	(33)	(41)
TOTAL	30	72
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(34)	(40)
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1	(1)
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	78	26
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets		29
Hedge ineffectiveness [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(15)	58
Hedge ineffectiveness [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(15)	(3)
Hedge ineffectiveness [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(9)	(3)
Hedge ineffectiveness [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(6)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(6,179)	(3,171)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(7,842)	(1,682)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,607	(2,441)
Hedging gain losses recognized in comprehensive income [Member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	56	952
Hedging gain losses recognized in comprehensive income [Member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,271)	2,649
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,100	(606)
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	512	1,162
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,477	(2,604)
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	111	836
Amounts reclassified from accumulated other comprehensive income loss to earnings [Member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	68
Net change in other comprehensive income loss [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(10,279)	(2,565)
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(8,354)	(2,844)
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,870)	163
Net change in other comprehensive income loss [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(55)	116
Net change in other comprehensive income loss [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,339)	2,649
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	150,507	195,368
Total liabilities	130,175	126,627
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	127,396	123,765
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1,549	1,536
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1,230	1,326
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	85,654	86,716
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	40,990	47,306
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	23,863	61,346
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(19,413)	94
Total liabilities	(10,603)	769
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(10,532)	638
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	39	147
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(110)	(16)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(14,684)	466
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,459)	(277)
Accumulated amount of fair value hedge adjustments on hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,270)	(95)
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,135)	113
Total liabilities	(92)	31
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(84)	20
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(8)	11
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [Member]
Disclosure of detailed information about hedges [line items]
Total assets	(3,102)	58
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(56)	30
Accumulated amount of fair value hedge adjustments on dedesignated hedged items [Member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ 23	$ 25